Share-based compensation (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expenses

Share-based compensation expenses were allocated to operating expenses as follows:

	For the years ended September 30,
	2023	2024	2025
General and administrative expenses	$-	$-	$8,108
Selling and marketing expenses	-	-	827
Research and development expenses	-	-	466
Total share-based compensation expenses	$-	$-	$9,401

Schedule of restricted share unit activities

The following table summarized the Group’s restricted share unit activities during the year ended September 30, 2025. All shares were retrospectively adjusted for effect of Share Consolidation.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of October 1, 2024	-	$-
Granted	425,222	34.30
Vested	(321,008)	29.01
Forfeited	(77,703)	52.85
Unvested as of September 30, 2025	26,511	$44.04